Income Taxes (Details Textual)	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 22, 2017	Mar. 31, 2018	Dec. 31, 2017
Income Taxes (Textual)
Income tax, description	The Tax Reform Act permanently reduces the U.S. corporate income tax rate from a maximum of 35% to a flat 21% rate, effective January 1, 2018. As a result of the reduction in the U.S. corporate income tax rate from 34% to 21% under the Tax Reform Act, the Company revalued its ending net deferred tax assets. In addition, net operating losses (NOL) arising after December 31, 2017 can be carryforward indefinitely while limiting the NOL deduction for a given year to 80% of taxable income.
Hong Kong [Member]
Income Taxes (Textual)
Income tax rate, percentage		16.50%	16.50%
United States [Member]
Income Taxes (Textual)
Income tax rate, percentage		21.00%	34.00%
PRC [Member]
Income Taxes (Textual)
Income tax rate, percentage		25.00%	25.00%